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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 SEPTEMBER 2006

Check here if Amendment |_|; Amendment Number: ______
This Amendment (Check only one.):  |_| is a restatement.
                                   |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MONDRIAN INVESTMENT PARTNERS LIMITED
Address:   FIFTH FLOOR, 10 GRESHAM STREET,
           LONDON, EC2V 7JD, UK

Form 13F File Number: 28-11450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    JOHN L BARRETT
Title:   CHIEF COMPLIANCE OFFICER
Phone:   +44 207 477 7000

Signature, Place, and Date of Signing:


    /s/ John L Barrett          LONDON, UNITED KINGDOM        7 NOVEMBER 2006
--------------------------   ----------------------------  ---------------------
        [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

       Form 13F File Number      Name
       --------------------      ----
       28-01190                  FRANK RUSSELL COMPANY

       [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
Form 13F Information Table Entry Total:            52
Form 13F Information Table Value Total:         1,577,201
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.      Form 13F File Number          Name

                28-
       -------     ----------------------     ----------------------------
       [Repeat as necessary.]


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
COLUMN 1          COLUMN 2     COLUMN 3    COLUMN 4                COLUMN 5             COLUMN 6     COLUMN 7         COLUMN 8
--------------    --------    ---------  ------------   -----------------------------  ----------    --------   --------------------
                                                                                                                  VOTING AUTHORITY
                                                                                                                --------------------
                  TITLE OF                  VALUE        SHRS OR                       INVESTMENT     OTHER
NAME OF ISSUER     CLASS        CUSIP      (X$1000)      PRN AMT    SH/PRN   PUT/CALL  DISCRETION    MANAGERS   SOLE   SHARED   NONE
--------------    --------    ---------  ------------   ----------  ------   --------  ----------    --------   ----   ------   ----
Alcoa Inc           COM       013817101    9454.91976      337,194                        SOLE         NONE            SHARED
Alltel Corp.        COM       020039103       5944.05      107,100                        SOLE         NONE            SHARED
Amer Fin Inc        COM       03076C106       4586.82       97,800                        SOLE         NONE            SHARED
American Expres     COM       025816109        6449.2      115,000                        SOLE         NONE            SHARED
Banco Santander     COM       05965X109   67029.96608    1,475,456                        SOLE         NONE            SHARED
Bank of America     COM       060505104   14185.38957      264,801                        SOLE         NONE            SHARED
Bladex              ADR       P16994132     40363.642    2,584,100                        SOLE         NONE            SHARED
CBS Corporation     COM       124857202      7374.906      261,800                        SOLE         NONE            SHARED
Cemex SA            COM       151290889   74449.36254    2,467,662                        SOLE         NONE            SHARED
Chevrontexaco       COM       166764100     10643.526      164,100                        SOLE         NONE            SHARED
ChunghwaTele        COM       17133Q205   265399.7588   15,332,164                        SOLE         NONE            SHARED
Cisco Systems       COM       17275R102         22.98        1,000                        SOLE         NONE            SHARED
Citigroup Inc       COM       172967101     11155.882      224,600                        SOLE         NONE            SHARED
Conagra Foods       COM       205887102    8201.38752      335,024                        SOLE         NONE            SHARED
CPFL Energia SA     COM       126153105     35443.909      916,100                        SOLE         NONE            SHARED
CVRD ADR            ADR       204412100   70418.26264    3,802,282                        SOLE         NONE            SHARED
Du Pont (E.I.)      COM       263534109         21.42          500                        SOLE         NONE            SHARED
Eaton Corp          COM       278058102         27.54          400                        SOLE         NONE            SHARED
Entergy Corp        COM       29364G103        46.938          600                        SOLE         NONE            SHARED
FirstEnergy Co      COM       337932107        33.516          600                        SOLE         NONE            SHARED
General Electri     COM       369604103    12973.6678      367,526                        SOLE         NONE            SHARED
GpoAero Pacific     COM       400506101     45580.908    1,335,900                        SOLE         NONE            SHARED
Grupo Aero ADR      ADR       40051E202     34853.072      934,900                        SOLE         NONE            SHARED
Grupo Televisa      COM       40049J206     65763.672    3,084,600                        SOLE         NONE            SHARED
HCA Inc             COM       404119109        19.956          400                        SOLE         NONE            SHARED
Heinz HJ            COM       423074103    8649.86549      206,293                        SOLE         NONE            SHARED
iShares MSCI        COM       464287234   26948.60637      278,481                        SOLE         NONE            SHARED
KT Corp ADR         ADR       48268K101   43166.12204    2,010,532                        SOLE         NONE            SHARED
MellonFinancial     COM       58551A108      12684.04      324,400                        SOLE         NONE            SHARED
Merck & Co          COM       589331107     13389.564      319,560                        SOLE         NONE            SHARED
Microsoft Corp      COM       594918104     11101.365      405,900                        SOLE         NONE            SHARED
Mobile Tele         COM       607409109     89718.858    2,375,400                        SOLE         NONE            SHARED
Morgan Stanley      COM       617446448      6984.778       95,800                        SOLE         NONE            SHARED
National City       COM       635405103       21.8136          596                        SOLE         NONE            SHARED
Oracle Corp         COM       68389X105      5008.002      282,300                        SOLE         NONE            SHARED
Paccar Inc          COM       693718108        25.659          450                        SOLE         NONE            SHARED
Petroleo Brasil     COM       71654V101    134809.176    1,804,916                        SOLE         NONE            SHARED
Pfizer Inc          COM       717081103     11267.428      397,300                        SOLE         NONE            SHARED
Philippine Long     COM       718252604     47916.662    1,059,400                        SOLE         NONE            SHARED
Pitney Bowes        COM       724479100      20.98701          473                        SOLE         NONE            SHARED
Pohang Iron & S     ADR       693483109   184736.3081    2,854,834                        SOLE         NONE            SHARED
Royal Dutch Pet     COM       780259206         39.48          600                        SOLE         NONE            SHARED
Siderurgica         COM       20440W105      36374.76    1,279,000                        SOLE         NONE            SHARED
Taiwan SMC          COM       874039100    31389.2352    3,269,712                        SOLE         NONE            SHARED
Telefonica SA       COM       879382208      195.7476        3,768                        SOLE         NONE            SHARED
Unilever Plc        COM       904767704      39.85362        1,620                        SOLE         NONE            SHARED
Verizon Com         COM       92343V104     11721.941      315,700                        SOLE         NONE            SHARED
Votorantim          ADR       92906P106   98039.27673    5,790,861                        SOLE         NONE            SHARED
Wachovia Corp       COM       929903102       41.2362          739                        SOLE         NONE            SHARED
Wells Fargo Com     COM       949746101        28.944          800                        SOLE         NONE            SHARED
Windstream Corp     COM       97381W104    1445.54486      109,594                        SOLE         NONE            SHARED
Wyeth               COM       983024100     10991.608      216,200                        SOLE         NONE            SHARED

                                         1,577,201.51
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